Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2024	2025	2025
	RMB	RMB	US$
Current:
PRC	498,126	(328,319)	(45,244)
Total current	498,126	(328,319)	(45,244)
Deferred:
PRC	—	823,197	113,440
Total deferred	—	823,197	113,440
Total provision for income taxes	498,126	494,878	68,196

Schedule of Reconciles PRC Statutory Effective Tax Rate

The following table reconciles PRC statutory rates to our effective tax rate:

	For the six months ended March 31,
	2024	2025
Taxed at PRC statutory tax rates	25.0%	25.0%
Tax effect of expenses not deductible for tax purpose	50.1%	(10.8)%
Tax effect of different tax rate for operating in another jurisdiction	(14.4)%	(3.4)%
Others	7.0%	-24.0%
Total provision for income taxes	67.7%	-13.2%

Schedule of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	September 30,	March 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Provision for credit losses	2,763,034	3,326,166	458,358
Less valuation allowance	(40,801)	(1,427,130)	(196,664)
Total deferred tax assets, net	2,722,233	1,899,036	261,694

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets were as follows:

	September 30,	March 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Beginning balance	2,730,500	2,722,233	375,134
Movement	(8,267)	(823,197)	(113,440)
Ending balance	2,722,233	1,899,036	261,694